Offerings - Offering: 1	Apr. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 9,709,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,486.45
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933.